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Supplement Text Block	jhitendeqty-20150701_SupplementTextBlock

John Hancock Investment Trust

Supplement dated July 1, 2015 to the current Prospectus dated March 1, 2015

John Hancock Enduring Equity Fund (the "fund")

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus dated as noted above.

At a meeting held on June 23–25, 2015, the fund's Board of Trustees approved changing the name of the fund to John Hancock Enduring Assets Fund, effective August 31, 2015. In connection with the name change, the fund's Board of Trustees approved revisions to the fund's 80% investment policy, as set forth below, that will take effect August 31, 2015. Pursuant to these revisions, the fund will, under normal circumstances, invest at least 80% of its net assets (plus any borrowings for investment purposes) in global securities of companies with enduring assets.

Effective on August 31, 2015, the Prospectus is hereby amended as follows:

All references to John Hancock Enduring Equity Fund are changed to John Hancock Enduring Assets Fund to reflect the fund's new name.

In the "Principal investment strategies" section, the first, second and third paragraphs are revised and restated as follows:

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in global securities of companies with enduring assets. For purposes of this policy, global securities include: common stock, depositary receipts, real estate securities (including real estate investment trusts (REITs)), master limited partnerships ((MLPs) up to a maximum of 25% of the fund's net assets), preferred stock, rights, warrants, exchange-traded funds (ETFs), and debt securities (up to a maximum of 20% of the fund's net assets). Also for purposes of this policy, enduring assets are long-lived physical assets that are held by companies in the utilities, infrastructure, and transportation sectors, as well as in the natural resources, financials (holding companies), real estate, and telecommunications sectors.

The fund typically invests in companies with long-lived physical assets. Companies with long-lived physical assets are those that the subadvisor believes possess an advantageous competitive position based upon regulatory, contractual, or physical qualities due to typically having multidecade operational lives, being resilient in the face of technological advances, having rising replacement costs, and enjoying limited substitution risk. The subadvisor believes investment in these types of companies can contribute to attractive, long-term absolute returns. The fund also seeks to mitigate losses during periods of unfavorable equity market conditions through a portfolio that will generally exhibit lower beta, or volatility, relative to the broader universe of global equity securities. While not managed explicitly for yield, the securities in which the fund invests may often provide higher dividend yields than the broader equity market. The fund is not managed to track a benchmark index.

The fund may invest in debt securities, including convertible bonds, without any maturity limit and of any credit quality, including high-yield securities (i.e., junk bonds). The fund may also invest in cash, cash equivalents, and derivative instruments, all as deemed by the subadvisor to be consistent with the fund's investment objective. Derivatives transactions that the fund may engage in include exchange- and over-the-counter-traded transactions in swaps, forward contracts, options, currency derivatives (including currency forwards, futures, options, and spot transactions), and similar derivative instruments or combinations thereof for the purpose of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. Country and regional weights are a result of bottom-up security selection and are typically unconstrained; however, the fund will generally be diversified regionally across global equity markets, including emerging markets. The fund invests in companies across the market-capitalization spectrum. The maximum position in any individual security will typically be less than 10% of the fund's net assets. Generally, less than 10% of the fund's net assets will be invested in cash and cash equivalents, but can be as high as 20%.

| (John Hancock Enduring Equity Fund)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in global securities of companies with enduring assets. For purposes of this policy, global securities include: common stock, depositary receipts, real estate securities (including real estate investment trusts (REITs)), master limited partnerships ((MLPs) up to a maximum of 25% of the fund's net assets), preferred stock, rights, warrants, exchange-traded funds (ETFs), and debt securities (up to a maximum of 20% of the fund's net assets). Also for purposes of this policy, enduring assets are long-lived physical assets that are held by companies in the utilities, infrastructure, and transportation sectors, as well as in the natural resources, financials (holding companies), real estate, and telecommunications sectors.

The fund typically invests in companies with long-lived physical assets. Companies with long-lived physical assets are those that the subadvisor believes possess an advantageous competitive position based upon regulatory, contractual, or physical qualities due to typically having multidecade operational lives, being resilient in the face of technological advances, having rising replacement costs, and enjoying limited substitution risk. The subadvisor believes investment in these types of companies can contribute to attractive, long-term absolute returns. The fund also seeks to mitigate losses during periods of unfavorable equity market conditions through a portfolio that will generally exhibit lower beta, or volatility, relative to the broader universe of global equity securities. While not managed explicitly for yield, the securities in which the fund invests may often provide higher dividend yields than the broader equity market. The fund is not managed to track a benchmark index.

The fund may invest in debt securities, including convertible bonds, without any maturity limit and of any credit quality, including high-yield securities (i.e., junk bonds). The fund may also invest in cash, cash equivalents, and derivative instruments, all as deemed by the subadvisor to be consistent with the fund's investment objective. Derivatives transactions that the fund may engage in include exchange- and over-the-counter-traded transactions in swaps, forward contracts, options, currency derivatives (including currency forwards, futures, options, and spot transactions), and similar derivative instruments or combinations thereof for the purpose of reducing risk, obtaining efficient market exposure, and/or enhancing investment returns. Country and regional weights are a result of bottom-up security selection and are typically unconstrained; however, the fund will generally be diversified regionally across global equity markets, including emerging markets. The fund invests in companies across the market-capitalization spectrum. The maximum position in any individual security will typically be less than 10% of the fund's net assets. Generally, less than 10% of the fund's net assets will be invested in cash and cash equivalents, but can be as high as 20%.